Gains or losses on financial assets and liabilities - Financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities at fair value through profit or loss	€ 112,202	€ 129,205	€ 138,134
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	81	119	26
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	40,946	43,598	57,111
Repurchase agreements, value	14,057
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	1,645	2,490	12,854
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	7,552	6,765	9,340
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	31,749	34,343	34,917
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	5,454	4,440	3,758
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	12,236	16,698	14,123
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	53,566	64,469	63,016
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 0	€ 0	€ 126